Condensed Income Statement Parent Corporation (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Total revenue	$ 14,680	$ 13,816		$ 7,654
Interest (including $13, $14 and $23 to subsidiaries)	604	545	[1]	593	[1]
Provision (benefit) for income taxes	1,048	1,047	[1],[2]	(1,395)	[1],[2]
Redemption charge and preferred dividends				(283)	[1]
Net income (loss) applicable to common shareholders of The Bank of New York Mellon Corporation	2,516	2,518	[1]	(1,367)	[1]
Parent Company
Gain (loss) on securities held for sale	17	5	[3]	(2)	[3]
Other revenue	51	73	[3]	81	[3]
Total revenue	583	694	[3]	1,240	[3]
Interest (including $13, $14 and $23 to subsidiaries)	282	285	[3]	366	[3]
Other expense	138	221	[3]	338	[3]
Total expense	420	506	[3]	704	[3]
Income (loss) before income taxes and equity in undistributed net income of subsidiaries	163	188	[3]	536	[3]
Provision (benefit) for income taxes	66	(465)	[3]	(357)	[3]
Net income (loss)	2,516	2,518	[3]	(1,084)	[3]
Redemption charge and preferred dividends				(283)	[3]
Net income (loss) applicable to common shareholders of The Bank of New York Mellon Corporation	2,516	2,518	[3]	(1,367)	[3]
Equity in undistributed net income (loss) of subsidiaries	(2,419)	(1,865)		1,977
Parent Company | Bank Subsidiaries
Dividends from subsidiaries	120	200	[3]	611	[3]
Interest revenue from subsidiaries	211	211	[3]	228	[3]
Equity in undistributed net income (loss) of subsidiaries	1,781	1,630	[3]	(2,271)	[3]
Parent Company | Nonbank Subsidiaries
Dividends from subsidiaries	54	74	[3]	176	[3]
Interest revenue from subsidiaries	130	131	[3]	146	[3]
Equity in undistributed net income (loss) of subsidiaries	$ 638	$ 235	[3]	$ 294	[3]

[1]	In 2011, BNY Mellon realigned its internal reporting structure. See Note 26 of the Notes to Consolidated Financial Statements for additional information.
[2]	Based on continuing operations for 2010 and 2009.
[3]	Includes the results of discontinued operations.